ONE GROUP(R) INVESTOR FUNDS

                    SEMI-ANNUAL REPORT

                    FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [ONE GROUP MUTUAL FUNDS LOGO]






                    ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND

                    ONE GROUP(R) INVESTOR BALANCED FUND

                    ONE GROUP(R) INVESTOR GROWTH & INCOME FUND

                    ONE GROUP(R) INVESTOR GROWTH FUND

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            [NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE]

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Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments..........................................   6
Statements of Assets and Liabilities......................................... 10
Statements of Operations..................................................... 11
Statements of Changes in Net Assets.......................................... 12
Schedules of Capital Stock Activity.......................................... 14
Financial Highlights......................................................... 16
Notes to Financial Statements................................................ 32

--------------------------------------------------------------------------------
Portfolio Performance Review
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

STOCKS END YEAR ON STRONG NOTE
In general, most stock market averages finished 1999 on a strong note. For example, both the S&P 500 Index and the Dow Jones Industrial Average posted solid double-digit returns for an unprecedented fifth-consecutive year. For the 12 months ended December 31, 1999, the S&P posted a total return of 21.04%, and the Dow showed a total return of 27.21%.

Perhaps the biggest stock market story of 1999 occurred on NASDAQ. The technology-heavy index enjoyed a record-breaking year, increasing 85.6% during 1999. Even more amazing, more than half of that gain occurred after November 3, the day the index topped the 3000 mark. NASDAQ's 1999 performance represents the greatest single-year gain ever posted by a U.S. stock market index.

GROWTH SOARS, WHILE VALUE STRUGGLES
In terms of styles, large-capitalization growth stocks maintained their favored status among investors, as evidenced by the S&P 500/BARRA Growth Index's six-month total return of 15.56% and one-year total return of 28.25%, as of December 31, 1999. But, the fondness for growth stocks extended into other areas of the market. The S&P MidCap 400/BARRA Growth Index posted a six-month total return of 18.99% and a one-year total return of 28.74%, as of December 31, 1999. Small-cap growth stocks, as represented by the S&P SmallCap 600/BARRA Growth Index, posted a six-month and one-year total return of 17.60% and 19.57%, respectively, for the periods ended December 31, 1999.

Value stocks, in general, suffered a disappointing second half that capped off a difficult year. Several factors worked against value stocks, including rising interest rates, the dominance of the growth sector, and the frenzy for high-flying technology stocks. As of December 31, 1999, large-capitalization value stocks, as represented by the S&P 500/BARRA Value Index, offered a six-month total return of -1.08% and a one-year total return of 12.72%. Smaller-cap value stocks didn't fare nearly as well. For example, the S&P MidCap 400/BARRA Value Index posted a six-month total return of -3.17% and a one-year total return of 2.33%; and the S&P SmallCap 600/BARRA Value Index posted six-month and one-year total returns of -5.00% and 3.03%, respectively, for the periods ended December 31, 1999.

TECHNOLOGY STOCKS DRIVE GROWTH SURGE
While growth stocks enjoyed solid overall returns in the second half of 1999, much of that performance was concentrated in a single sector--technology. Investors demonstrated strong demand for fast-growing technology plays. In particular, Internet-related and wireless communications-related sectors attracted significant investments and offered spectacular performance.

Many non-technology sectors, including some traditional growth sectors, actually suffered during the period. For example, the growth-oriented health care sector posted negative returns.

INTERNATIONAL STOCKS ENJOY TURNAROUND
The second half of 1999 saw the international stock market, as measured by the Europe, Australia and Far East Gross Domestic Product (EAFE GDP) Index, stage a turnaround. In fact, the EAFE index outperformed the S&P 500 Index for the final six months of 1999 and for the entire 12-month period ended December 31, 1999. EAFE GDP's six-month and one-year total returns were 23.99% and 31.00%, respectively.

Despite a slow start to 1999, due primarily to problems associated with the euro, Europe staged a comeback in the second half of the year. Also, Asia's recovery came quicker and stronger than most expected. The emerging markets also offered strong performance.

ONE GROUP FUNDS STAY TRUE TO STYLES
By staying true to their disciplines and stated style objectives, most One Group stock funds offered solid total returns for the six-month and one-year periods.

In the growth sector, our funds remained focused on companies with predictable earnings streams and solid earnings growth prospects. Our value-oriented funds focused on attractively priced stocks with improving fundamentals.

Despite the performance advantages in the technology sector, our funds stayed true to their stated style and diversification objectives. Many of our funds were able to benefit from the technology rally, but within the

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Portfolio Performance Review, continued
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

guidelines of our disciplined strategies. We did not significantly alter our sector weightings or chase the best-performing technology stocks to boost short-term performance. Instead, we simply invested in those issues--in the technology sector and all others--that our research efforts identified as good long-term prospects. We believe this is a prudent long-term strategy, regardless of what happens over short-term time periods.

OUTLOOK REMAINS GOOD
We believe that conditions remain favorable for continued stock market growth, though probably not at the pace we've seen over the last several years. We think that interest rates will continue their upward course, at least for the first half of 2000. This should continue to put some pressure on the stock market. Once rates subside, we hope to see market participation widen into the value sector.

We believe that diversification will be a key strategy in 2000. Investors should avoid the temptation to chase 1999's big winners and make sure they maintain a broadly diversified equity portfolio that includes a variety of domestic and international stocks.

/s/ Richard R. Jandrain
Richard R. Jandrain III
Chief Investment Officer of Equity Securities
Banc One Investment Advisors

S&P 500/BARRA Growth Index contains those stocks in the S&P 500 with higher price-to-book ratios. S&P MidCap 400/BARRA Growth Index is an unmanaged index representing the performance of the highest price-to-book securities in the S&P Midcap 400 Index. S&P Small Cap 600/BARRA Growth Index is an unmanaged index generally representative of the performance of 600 small capitalization domestic stocks with a higher price-to-book ratio. S&P 500/BARRA Value Index contains those stocks in the S&P 500 with lower price-to-book ratios. S&P MidCap 400/ BARRA Value Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P Midcap 400 Index. S&P SmallCap 600/BARRA Value Index is an unmanaged index generally representative of the performance of 600 small capitalization domestic stocks with a lower price-to-book ratio. Morgan Stanley EAFE/GDP Index is an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the indexes directly, although they can invest in the underlying securities.

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Portfolio Performance Review, continued
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

RISING RATES RATTLE BOND MARKET
After a difficult period between July 1 and December 31, the year 1999 finished as one of the worst years for the fixed income market, in terms of overall performance, primarily due to rising interest rates. Interest rates rose significantly during 1999, as the U.S. economy continued to surprise economists with high levels of income growth and low inflation. Early in the year, investors expected that 1998's emerging market crisis would result in a significant slowdown of the U.S. economy. This, combined with the potential for disinflation, was expected to cause interest rates to drop and the yield curve to steepen.

Nonetheless, the economy continued to grow, fueled by high levels of personal consumption and productivity. In addition, falling unemployment, the re-emergence of economic growth abroad, a moderate rise in commodity prices and a skyrocketing U.S. equity market helped sustain growth. The Federal Reserve--growing uncomfortable with the levels of growth and employment, potential wage pressures, the strong equity market, and the potential for future inflation--began a tightening course that increased the federal funds rate a total of 0.75 percentage points. More important, market rates increased by more than 1.50 percentage points, pushing bond prices downward.

Treasury securities led the decline. For example, the yield on the 30-year Treasury bond rose from 5.09% on December 31, 1998, to 5.99% on June 30, 1999, and to 6.48% on December 31, 1999.

VOLATILITY CHARACTERIZES SPREAD SECTORS
While the spread sectors (non-Treasury sectors of the fixed income market, such as the mortgage-backed, asset-backed and corporate bond sectors) offered better relative performance than Treasuries, they experienced significant volatility during the last six months of the calendar year. Spreads widened early in the period, due to concerns over potential Fed rate hikes and Y2K readiness. Later, spreads tightened as interest rate volatility subsided. Also, the Fed's announcement that it would provide enough liquidity in the monetary system to combat any perceived Y2K concerns contributed to the tightening. (Spreads refer to the differences in yield between Treasury bonds and comparable-maturity non-Treasury bonds. Non-Treasury bonds become more attractive as spreads tighten.)

ONE GROUP FUNDS WEATHER THE STORM
Overall, despite the difficult market environment, the One Group fixed income funds performed relatively well during the second half of calendar 1999 by staying true to their investment styles. A key strategy we try to implement in all market environments is to maintain a fairly controlled duration policy. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) By doing this in the second half of 1999, the funds were able to avoid severe price declines that resulted from the rising interest rate environment. While on an absolute basis the funds experienced the negative effects of rising interest rates, on a relative basis the funds performed well compared to most bond market averages.

In addition, our fund management teams continued to focus on securities that our research analysts had identified as good long-term prospects. For most of the funds, this meant maintaining overweighted positions in spread sectors, which our analysts believed offered the greatest return potential. Indeed, these securities weathered significant volatility during the six-month period, but when all was said and done, they held up much better than comparable-maturity Treasuries due to the cushion provided by higher yields. Adding to performance was a very strong bottom-up security selection process within the spread sectors, which proved beneficial during a difficult period for valuation.

MUNICIPAL MARKET STRUGGLES
The period between July 1, 1999, and December 31, 1999, proved to be an even more difficult period for the municipal bond market. As with the taxable market, the municipal market also was hurt by rising interest rates and Y2K illiquidity concerns. But, the municipal market also underperformed due to better return opportunities available in the taxable market. Institutional investors, in particular, tended to move money out of municipals and into taxable bonds to take advantage of higher yield opportunities. The impending

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Portfolio Performance Review, continued
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

presidential election didn't help matters either, as discussions and concerns about new tax plan proposals began to influence price levels.

CONCERNS EMERGE IN HIGH-YIELD MARKET
Given their yield "cushion," high-yield bonds performed pretty well, on a relative basis, during the second half of 1999. At the same time, though, the sector experienced significant volatility and spread widening. Also, Y2K concerns contributed to an oversupply of high-yield bonds, which didn't help spread levels. The market also experienced a slight increase in default levels--from 2% to 5%. While the overall default rate still remains low, the increase raised some concerns and affected the market psychology so that high-yield bonds were being priced to recession scenarios.

MONEY MARKETS BENEFIT FROM RATE HIKES
Perhaps the only area of the fixed income market that welcomed the Fed's rate hikes was the money market arena, where higher rates only meant higher yields for investors. One Group money market funds all maintain very short average maturities, which allowed the funds to quickly take advantage of the rate hikes. As long as there is some concern that the Fed will raise rates, money market funds should remain attractive to those who want liquidity and stability.

IMPROVEMENTS MAY BE IN STORE FOR 2000
Looking ahead, we remain cautiously optimistic that the fixed income environment will strengthen in 2000. We still expect to see a fair amount of volatility, and we think the Fed will raise interest rates in the first half of the year. Of course, this will put additional pressure on the bond market, but we think things will improve in the second half of 2000, as rates and the economy stabilize and volatility subsides. We continue to set our sights on maximizing yield opportunities through investments in the spread sectors. We believe they once again will outperform the Treasury market, particularly during the first three to six months of the new year.

It's important to remember that it's fairly easy to make money in a bond market rally, but it can be difficult to protect money in a severe bear market, such as 1999. One Group Funds have shown the ability to manage through one of the most difficult periods for fixed income securities since the U.S. government began issuing the 30-year Treasury bond in the late 1970's. Basically, everything that could have gone wrong did go wrong. But, our teams persevered without any crises or excess risk, and they offered good relative performance.

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors

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One Group Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (100.0%):
  1,626     One Group Bond Fund, Class I.........  $ 16,289
    745     One Group Diversified Equity Fund,
              Class I............................    10,984
    189     One Group Diversified International
              Fund, Class I......................     3,641
    182     One Group Diversified Mid Cap Fund,
              Class I............................     3,534
    570     One Group Equity Income Fund, Class
              I..................................    12,461
  3,661     One Group Government Bond Fund, Class
              I..................................    34,634
    876     One Group High Yield Bond Fund, Class
              I..................................     8,308
  4,365     One Group Income Bond Fund, Class
              I..................................    32,653
  2,045     One Group Intermediate Bond Fund,
              Class I............................    20,547
    107     One Group International Equity Index
              Fund, Class I......................     2,433

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    503     One Group Large Cap Growth Fund,
              Class I............................  $ 13,436
    815     One Group Large Cap Value Fund, Class
              I..................................    13,211
    137     One Group Mid Cap Growth Fund, Class
              I..................................     3,551
    256     One Group Mid Cap Value Fund, Class
              I..................................     3,319
  1,699     One Group Prime Money Market Fund,
              Class I............................     1,699
  1,806     One Group Short-Term Bond Fund, Class
              I..................................    18,583
  1,039     One Group Ultra Short-Term Bond Fund,
              Class I............................    10,106
                                                   --------
  Total Investment Companies                        209,389
                                                   --------
Total (Cost $210,079) (a)                          $209,389
                                                   ========

------------

Percentages indicated are based on net assets of $209,337.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 6,543
                   Unrealized depreciation......................   (7,233)
                                                                  -------
                   Net unrealized appreciation..................  $  (690)
                                                                  =======

See notes to financial statements.

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One Group Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (100.0%):
  6,594     One Group Bond Fund, Class I.........  $ 66,075
  4,451     One Group Diversified Equity Fund,
              Class I............................    65,647
    677     One Group Diversified International
              Fund, Class I......................    13,066
  1,001     One Group Diversified Mid Cap Fund,
              Class I............................    19,474
  5,191     One Group Government Bond Fund, Class
              I..................................    49,103
  3,509     One Group High Yield Bond Fund, Class
              I..................................    33,266
  8,774     One Group Income Bond Fund, Class
              I..................................    65,627
  2,733     One Group Intermediate Bond Fund,
              Class I............................    27,463
    815     One Group International Equity Index
              Fund, Class I......................    18,463
  2,412     One Group Large Cap Growth Fund,
              Class I............................    64,367

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  3,738     One Group Large Cap Value Fund, Class
              I..................................  $ 60,561
  1,412     One Group Mid Cap Growth Fund, Class
              I..................................    36,652
  2,595     One Group Mid Cap Value Fund, Class
              I..................................    33,654
 17,008     One Group Prime Money Market Fund,
              Class I............................    17,008
  1,595     One Group Short-Term Bond Fund, Class
              I..................................    16,417
      0     One Group Small Cap Value Fund, Class
              I (b)..............................         5
  1,127     One Group Ultra Short-Term Bond Fund,
              Class I............................    10,970
                                                   --------
  Total Investment Companies                        597,818
                                                   --------
Total (Cost $577,762) (a)                          $597,818
                                                   ========

------------

Percentages indicated are based on net assets of $597,845.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $38,939
                   Unrealized depreciation......................  (18,883)
                                                                  -------
                   Net unrealized appreciation..................  $20,056
                                                                  =======

(b) Rounds to less than 1,000.

See notes to financial statements.

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One Group Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (100.0%):
  5,741     One Group Bond Fund, Class I.........  $ 57,520
  7,090     One Group Diversified Equity Fund,
              Class I............................   104,579
  1,906     One Group Diversified International
              Fund, Class I......................    36,811
  2,279     One Group Diversified Mid Cap Fund,
              Class I............................    44,342
  3,007     One Group Government Bond Fund, Class
              I..................................    28,451
  3,829     One Group High Yield Bond Fund, Class
              I..................................    36,302
  6,642     One Group Income Bond Fund, Class
              I..................................    49,680
  2,054     One Group Intermediate Bond Fund,
              Class I............................    20,644
  1,080     One Group International Equity Index
              Fund, Class I......................    24,453
  3,733     One Group Large Cap Growth Fund,
              Class I............................    99,635

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  5,987     One Group Large Cap Value Fund, Class
              I..................................  $ 96,987
  2,448     One Group Mid Cap Growth Fund, Class
              I..................................    63,537
  5,616     One Group Mid Cap Value Fund, Class
              I..................................    72,836
 15,484     One Group Prime Money Market Fund,
              Class I............................    15,484
    669     One Group Short-Term Bond Fund, Class
              I..................................     6,879
    733     One Group Small Cap Growth Fund,
              Class I............................     8,275
    554     One Group Small Cap Value Fund, Class
              I..................................     7,287
    712     One Group Ultra Short-Term Bond Fund,
              Class I............................     6,924
                                                   --------
  Total Investment Companies                        780,626
                                                   --------
Total (Cost $750,046) (a)                          $780,626
                                                   ========

------------

Percentages indicated are based on net assets of $780,699.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $61,623
                   Unrealized depreciation......................  (31,043)
                                                                  -------
                   Net unrealized appreciation..................  $30,580
                                                                  =======

See notes to financial statements.

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One Group Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (99.9%):
    788     One Group Bond Fund, Class I.........  $  7,900
  4,525     One Group Diversified Equity Fund,
              Class I............................    66,743
    706     One Group Diversified International
              Fund, Class I......................    13,624
  1,353     One Group Diversified Mid Cap Fund,
              Class I............................    26,333
    834     One Group Government Bond Fund, Class
              I..................................     7,888
  1,260     One Group High Yield Bond Fund, Class
              I..................................    11,948
  1,056     One Group Income Bond Fund, Class
              I..................................     7,899
     33     One Group Intermediate Bond Fund,
              Class I............................       334
  1,236     One Group International Equity Index
              Fund, Class I......................    28,003
  2,875     One Group Large Cap Growth Fund,
              Class I............................    76,730
  4,371     One Group Large Cap Value Fund, Class
              I..................................    70,812

                                                    MARKET
 SHARES             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,459     One Group Mid Cap Growth Fund, Class
              I..................................  $ 63,812
  4,252     One Group Mid Cap Value Fund, Class
              I..................................    55,144
  7,568     One Group Prime Money Market Fund,
              Class I............................     7,568
     24     One Group Short-Term Bond Fund, Class
              I..................................       252
    839     One Group Small Cap Growth Fund,
              Class I............................     9,473
    634     One Group Small Cap Value Fund, Class
              I..................................     8,344
                                                   --------
  Total Investment Companies                        462,807
                                                   --------
Total (Cost $423,109) (a)                          $462,807
                                                   ========

------------

Percentages indicated are based on net assets of $463,241.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 52,492
                   Unrealized depreciation......................   (12,794)
                                                                  --------
                   Net unrealized appreciation..................  $ 39,698
                                                                  ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                             INVESTOR      INVESTOR     INVESTOR      INVESTOR
                                                           CONSERVATIVE    BALANCED     GROWTH &       GROWTH
                                                           GROWTH FUND       FUND      INCOME FUND      FUND
                                                           ------------    --------    -----------    --------
ASSETS:
Investments, at cost.....................................    $210,079      $577,762     $750,046      $423,109
Unrealized appreciation (depreciation) from
  investments............................................        (690)      20,056        30,580        39,698
                                                             --------      --------     --------      --------
Investments, at value....................................     209,389      597,818       780,626       462,807
Dividends receivable.....................................           4          159            66             5
Receivable for capital shares issued.....................         185          547           729           711
Prepaid expenses and other assets........................           1            6             9            56
                                                             --------      --------     --------      --------
TOTAL ASSETS.............................................     209,579      598,530       781,430       463,579
                                                             --------      --------     --------      --------
LIABILITIES:
Payable for capital shares redeemed......................          74          350           352           120
Accrued expenses and other payables:
  Administration fees....................................           1           15            12            --
  12b-1 fees.............................................         124          301           319           215
  Other..................................................          43           13            48             3
                                                             --------      --------     --------      --------
TOTAL LIABILITIES........................................         242          679           731           338
                                                             --------      --------     --------      --------
NET ASSETS:
Capital..................................................     205,723      559,964       717,635       396,492
Undistributed (distributions in excess) of net investment
  income.................................................          (1)          34            36            51
Accumulated undistributed net realized gains (losses)
  from investment transactions...........................       4,305       17,791        32,448        27,000
Net unrealized appreciation (depreciation) from
  investments............................................        (690)      20,056        30,580        39,698
                                                             --------      --------     --------      --------
NET ASSETS...............................................    $209,337      $597,845     $780,699      $463,241
                                                             ========      ========     ========      ========
NET ASSETS:
  Class I................................................    $ 36,158      $86,110      $210,057      $106,314
  Class A................................................      34,449      213,852       271,460       118,566
  Class B................................................     129,190      279,405       283,176       220,870
  Class C................................................       9,540       18,478        16,006        17,491
                                                             --------      --------     --------      --------
Total....................................................    $209,337      $597,845     $780,699      $463,241
                                                             ========      ========     ========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I................................................       3,258        6,925        15,400         7,114
  Class A................................................       3,109       17,196        19,733         7,974
  Class B................................................      11,661       22,484        20,650        14,739
  Class C................................................         863        1,493         1,176         1,180
                                                             --------      --------     --------      --------
Total....................................................      18,891       48,098        56,959        31,007
                                                             ========      ========     ========      ========
Net Asset Value
  Class I Offering and redemption price per share........    $  11.10      $ 12.43      $  13.64      $  14.95
                                                             ========      ========     ========      ========
  Class A Redemption price per share.....................    $  11.08      $ 12.44      $  13.76      $  14.87
                                                             ========      ========     ========      ========
    Maximum sales charge.................................        5.25%        5.25%         5.25%         5.25%
                                                             ========      ========     ========      ========
    Maximum offering price per share (100%/(100% --
      maximum sales charge) of net asset value adjusted
      to nearest cent)...................................    $  11.69      $ 13.13      $  14.52      $  15.69
                                                             ========      ========     ========      ========
  Class B Offering price per share (a)...................    $  11.08      $ 12.43      $  13.71      $  14.98
                                                             ========      ========     ========      ========
  Class C Offering price per share (a)...................    $  11.06      $ 12.38      $  13.61      $  14.83
                                                             ========      ========     ========      ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                           INVESTOR     INVESTOR    INVESTOR     INVESTOR
                                                         CONSERVATIVE   BALANCED    GROWTH &      GROWTH
                                                         GROWTH FUND      FUND     INCOME FUND     FUND
                                                         ------------   --------   -----------   --------
INVESTMENT INCOME:
Distribution income from affiliates....................    $ 5,236      $13,505     $ 16,305     $ 9,460
                                                           -------      -------     --------     -------
EXPENSES:
Investment advisory fees...............................         52          134          179         103
Administration fees....................................        103          264          332         205
12b-1 fees (Class A)...................................         58          325          437         186
12b-1 fees (Class B)...................................        634        1,271        1,243         938
12b-1 fees (Class C)...................................         47           81           67          80
Legal and audit fees...................................          3            4            4           3
Trustees' fees and expenses............................          3            4            5           3
Transfer agent fees....................................        105          217          403         250
Registration and filing fees...........................         41           38           39          30
Printing costs.........................................         17           44           49          34
Other..................................................          2            3            4           2
                                                           -------      -------     --------     -------
Total expenses before waivers..........................      1,065        2,385        2,762       1,834
Less waivers...........................................       (136)        (265)        (423)       (273)
                                                           -------      -------     --------     -------
Net Expenses...........................................        929        2,120        2,339       1,561
                                                           -------      -------     --------     -------
Net Investment Income (Loss)...........................      4,307       11,385       13,966       7,899
                                                           -------      -------     --------     -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions and distributions of realized gains by
  other investment companies...........................      4,873       19,393       40,499      29,305
Net change in unrealized appreciation (depreciation)
  from investments.....................................     (5,292)      (8,178)     (14,459)     (6,726)
                                                           -------      -------     --------     -------
Net realized/unrealized gains (losses) from
  investments..........................................       (419)      11,215       26,040      22,579
                                                           -------      -------     --------     -------
Change in net assets resulting from operations.........    $ 3,888      $22,600     $ 40,006     $30,478
                                                           =======      =======     ========     =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                      INVESTOR CONSERVATIVE           INVESTOR
                                                           GROWTH FUND              BALANCED FUND
                                                     -----------------------   -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                        ENDED        ENDED        ENDED        ENDED
                                                     DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                         1999         1999         1999         1999
                                                     ------------   --------   ------------   --------
                                                     (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income (loss)..................    $  4,307     $  5,010     $ 11,385     $  9,832
     Net realized gains (losses) from investment
       transactions................................       4,873        1,991       19,393        5,382
     Net change in unrealized appreciation
       (depreciation) from investments.............      (5,292)       1,707       (8,178)      16,871
                                                       --------     --------     --------     --------
Change in net assets resulting from operations.....       3,888        8,708       22,600       32,085
                                                       --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income....................        (889)      (1,467)      (1,903)      (3,441)
     From net realized gains from investment
       transactions................................        (259)        (372)        (210)      (2,012)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income....................        (774)        (847)      (4,310)      (3,125)
     From net realized gains from investment
       transactions................................        (249)        (193)        (576)      (1,311)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income....................      (2,462)      (2,687)      (4,826)      (4,343)
     From net realized gains from investment
       transactions................................        (923)        (708)        (740)      (2,775)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income....................        (183)        (189)        (312)        (336)
     From net realized gains from investment
       transactions................................         (68)         (53)         (49)        (232)
                                                       --------     --------     --------     --------
Change in net assets from shareholder
  distributions....................................      (5,807)      (6,516)     (12,926)     (17,575)
                                                       --------     --------     --------     --------
CAPITAL TRANSACTIONS:
  Change in net assets from share transactions.....      14,321      108,576       81,754      288,629
                                                       --------     --------     --------     --------
  Change in net assets.............................      12,402      110,768       91,428      303,139
NET ASSETS:
     Beginning of period...........................     196,935       86,167      506,417      203,278
                                                       --------     --------     --------     --------
     End of period.................................    $209,337     $196,935     $597,845     $506,417
                                                       ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                        INVESTOR GROWTH &             INVESTOR
                                                           INCOME FUND               GROWTH FUND
                                                     -----------------------   -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                        ENDED        ENDED        ENDED        ENDED
                                                     DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                         1999         1999         1999         1999
                                                     ------------   --------   ------------   --------
                                                     (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income (loss)..................    $ 13,966     $  9,558     $  7,899     $  5,456
     Net realized gains (losses) from investment
       transactions................................      40,499        7,915       29,305       12,487
     Net change in unrealized appreciation
       (depreciation) from investments.............     (14,459)      38,821       (6,726)      29,588
                                                       --------     --------     --------     --------
Change in net assets resulting from operations.....      40,006       56,294       30,478       47,531
                                                       --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income....................      (4,299)      (5,573)      (2,029)      (2,945)
     From net realized gains from investment
       transactions................................      (1,361)      (3,758)      (1,081)      (4,219)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income....................      (5,073)      (1,989)      (2,130)      (1,935)
     From net realized gains from investment
       transactions................................      (1,739)      (1,911)      (1,221)      (3,069)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income....................      (4,314)      (3,776)      (3,416)      (2,417)
     From net realized gains from investment
       transactions................................      (1,798)      (4,316)      (2,185)      (4,568)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income....................        (244)        (282)        (273)        (297)
     From net realized gains from investment
       transactions................................        (100)        (335)        (183)        (564)
                                                       --------     --------     --------     --------
Change in net assets from shareholder
  distributions....................................     (18,928)     (21,940)     (12,518)     (20,014)
                                                       --------     --------     --------     --------
CAPITAL TRANSACTIONS:
  Change in net assets from share transactions.....      71,265      424,171       60,032      137,033
                                                       --------     --------     --------     --------
  Change in net assets.............................      92,343      458,525       77,992      164,550
NET ASSETS:
     Beginning of period...........................     688,356      229,831      385,249      220,699
                                                       --------     --------     --------     --------
     End of period.................................    $780,699     $688,356     $463,241     $385,249
                                                       ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                               INVESTOR CONSERVATIVE              INVESTOR
                                                                    GROWTH FUND                BALANCED FUND
                                                              ------------------------    ------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                  1999          1999          1999          1999
                                                              ------------    --------    ------------    --------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $  5,174      $19,054       $ 20,076      $ 24,622
  Proceeds from shares issued in Pegasus acquisition........          --           --             --        14,183
  Dividends reinvested......................................         402          370            876         1,516
  Cost of shares redeemed...................................      (6,184)     (13,123)       (20,463)      (51,130)
                                                                --------      --------      --------      --------
  Change in net assets from Class I Share transactions......    $   (608)     $ 6,301       $    489      $(10,809)
                                                                ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $  8,437      $22,281       $ 58,926      $ 60,946
  Proceeds from shares issued in Pegasus acquisition........          --           --             --        97,757
  Dividends reinvested......................................       1,052          936          4,782         3,991
  Cost of shares redeemed...................................      (4,500)      (6,347)       (30,560)      (23,019)
                                                                --------      --------      --------      --------
  Change in net assets from Class A Share transactions......    $  4,989      $16,870       $ 33,148      $139,675
                                                                ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 24,089      $88,650       $ 60,745      $139,496
  Proceeds from shares issued in Pegasus acquisition........          --           --             --        25,340
  Dividends reinvested......................................       3,577        3,063          5,851         6,726
  Cost of shares redeemed...................................     (18,617)     (11,204)       (21,661)      (19,622)
                                                                --------      --------      --------      --------
  Change in net assets from Class B Share transactions......    $  9,049      $80,509       $ 44,935      $151,940
                                                                ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued...............................    $  3,037      $ 6,499       $  5,144      $  9,361
  Dividends reinvested......................................         247          216            383           544
  Cost of shares redeemed...................................      (2,393)      (1,819)        (2,345)       (2,082)
                                                                --------      --------      --------      --------
  Change in net assets from Class C Share transactions......    $    891      $ 4,896       $  3,182      $  7,823
                                                                ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................         466        1,717          1,647         2,027
  Issued in Pegasus acquisition.............................          --           --             --         1,184
  Reinvested................................................          36           34             72           130
  Redeemed..................................................        (558)      (1,182)        (1,693)       (4,367)
                                                                --------      --------      --------      --------
  Change in Class I Shares..................................         (56)         569             26        (1,026)
                                                                ========      ========      ========      ========
CLASS A SHARES:
  Issued....................................................         765        2,010          4,856         5,133
  Issued in Pegasus acquisition.............................          --           --             --         8,160
  Reinvested................................................          95           84            391           338
  Redeemed..................................................        (408)        (573)        (2,535)       (1,902)
                                                                --------      --------      --------      --------
  Change in Class A Shares..................................         452        1,521          2,712        11,729
                                                                ========      ========      ========      ========
CLASS B SHARES:
  Issued....................................................       2,175        8,007          5,030        11,711
  Issued in Pegasus acquisition.............................          --           --             --         2,117
  Reinvested................................................         324          277            479           573
  Redeemed..................................................      (1,687)      (1,010)        (1,794)       (1,595)
                                                                --------      --------      --------      --------
  Change in Class B Shares..................................         812        7,274          3,715        12,806
                                                                ========      ========      ========      ========
CLASS C SHARES:
  Issued....................................................         275          585            427           793
  Reinvested................................................          22           20             31            47
  Redeemed..................................................        (217)        (165)          (193)         (177)
                                                                --------      --------      --------      --------
  Change in Class C Shares..................................          80          440            265           663
                                                                ========      ========      ========      ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                 INVESTOR GROWTH &                INVESTOR
                                                                    INCOME FUND                 GROWTH FUND
                                                              ------------------------    ------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                  1999          1999          1999          1999
                                                              ------------    --------    ------------    --------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 21,439      $ 45,077      $ 18,152      $ 26,700
  Proceeds from shares issued in Pegasus acquisition........          --        85,917            --           794
  Dividends reinvested......................................       3,174         2,495         1,677         2,977
  Cost of shares redeemed...................................     (29,256)      (32,247)      (17,730)      (23,549)
                                                                --------      --------      --------      --------
  Change in net assets from Class I Share transactions......    $ (4,643)     $101,242      $  2,099      $  6,922
                                                                ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 54,728      $ 70,189      $ 34,437      $ 39,280
  Proceeds from shares issued in Pegasus acquisition........          --       163,313            --        16,083
  Dividends reinvested......................................       6,987         4,511         3,336         5,019
  Cost of shares redeemed...................................     (42,978)      (43,971)      (25,096)      (21,519)
                                                                --------      --------      --------      --------
  Change in net assets from Class A Share transactions......    $ 18,737      $194,042      $ 12,677      $ 38,863
                                                                ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 67,539      $118,374      $ 52,522      $ 84,953
  Proceeds from shares issued in Pegasus acquisition........          --        17,502            --        12,323
  Dividends reinvested......................................       6,181         7,937         5,582         7,009
  Cost of shares redeemed...................................     (19,799)      (20,030)      (14,627)      (18,200)
                                                                --------      --------      --------      --------
  Change in net assets from Class B Share transactions......    $ 53,921      $123,783      $ 43,477      $ 86,085
                                                                ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued...............................    $  5,214      $  6,811      $  4,286      $  6,771
  Dividends reinvested......................................         351           573           452           853
  Cost of shares redeemed...................................      (2,315)       (2,280)       (2,959)       (2,461)
                                                                --------      --------      --------      --------
  Change in net assets from Class C Share transactions......    $  3,250      $  5,104      $  1,779      $  5,163
                                                                ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................       1,627         3,572         1,266         2,024
  Issued in Pegasus acquisition.............................          --         6,749            --            59
  Reinvested................................................         237           203           114           227
  Redeemed..................................................      (2,252)       (2,538)       (1,256)       (1,771)
                                                                --------      --------      --------      --------
  Change in Class I Shares..................................        (388)        7,986           124           539
                                                                ========      ========      ========      ========
CLASS A SHARES:
  Issued....................................................       4,156         4,934         2,463         2,958
  Issued in Pegasus acquisition.............................          --        12,718            --         1,203
  Reinvested................................................         518           359           228           389
  Redeemed..................................................      (3,236)       (2,859)       (1,763)       (1,634)
                                                                --------      --------      --------      --------
  Change in Class A Shares..................................       1,438        15,152           928         2,916
                                                                ========      ========      ========      ========
CLASS B SHARES:
  Issued....................................................       5,145         9,331         3,704         6,368
  Issued in Pegasus acquisition.............................          --         1,368            --           911
  Reinvested................................................         458           639           377           538
  Redeemed..................................................      (1,505)       (1,547)       (1,029)       (1,367)
                                                                --------      --------      --------      --------
  Change in Class B Shares..................................       4,098         9,791         3,052         6,450
                                                                ========      ========      ========      ========
CLASS C SHARES:
  Issued....................................................         397           553           305           514
  Reinvested................................................          26            46            31            66
  Redeemed..................................................        (179)         (180)         (210)         (184)
                                                                --------      --------      --------      --------
  Change in Class C Shares..................................         244           419           126           396
                                                                ========      ========      ========      ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INVESTOR CONSERVATIVE GROWTH FUND
                                                      -------------------------------------------------
                                                                           CLASS I
                                                      -------------------------------------------------
                                                       SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                         ENDED        ENDED      ENDED     1996 THROUGH
                                                      DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                          1999         1999       1998       1997 (a)
                                                      ------------   --------   --------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD................    $ 11.20      $ 11.06    $ 10.33      $ 10.00
                                                        -------      -------    -------      -------
Investment Activities:
  Net investment income (loss)......................       0.27         0.47       0.46         0.26
  Net realized and unrealized gains (losses) from
     investments....................................      (0.02)        0.28       0.82         0.33
                                                        -------      -------    -------      -------
     Total from Investment Activities...............       0.25         0.75       1.28         0.59
                                                        -------      -------    -------      -------
Distributions:
  Net investment income.............................      (0.27)       (0.48)     (0.45)       (0.26)
  Net realized gains................................      (0.08)       (0.13)     (0.10)          --
                                                        -------      -------    -------      -------
     Total Distributions............................      (0.35)       (0.61)     (0.55)       (0.26)
                                                        -------      -------    -------      -------
NET ASSET VALUE, END OF PERIOD......................    $ 11.10      $ 11.20    $ 11.06      $ 10.33
                                                        =======      =======    =======      =======
Total Return........................................       2.28%(b)     7.01%     12.70%        6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $36,158      $37,131    $30,352      $15,038
  Ratio of expenses to average net assets...........       0.20%(c)     0.20%      0.20%        0.20%(c)
  Ratio of net investment income to average net
     assets.........................................       4.83%(c)     4.31%      4.43%        4.92%(c)
  Ratio of expenses to average net assets*..........       0.31%(c)     0.32%      0.56%        1.46%(c)
  Ratio of net investment income to average net
     assets*........................................       4.72%(c)     4.19%      4.07%        3.66%(c)
  Portfolio turnover (d)............................       9.47%        9.73%      3.22%       28.46%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTOR CONSERVATIVE GROWTH FUND
                                                       -------------------------------------------------
                                                                            CLASS A
                                                       -------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                          ENDED        ENDED      ENDED     1996 THROUGH
                                                       DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                           1999         1999       1998       1997 (a)
                                                       ------------   --------   --------   ------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.................    $ 11.18      $ 11.04    $ 10.32       $10.00
                                                         -------      -------    -------       ------
Investment Activities:
  Net investment income (loss).......................       0.26         0.44       0.43         0.22
  Net realized and unrealized gains (losses) from
     investments.....................................      (0.02)        0.29       0.82         0.32
                                                         -------      -------    -------       ------
     Total from Investment Activities................       0.24         0.73       1.25         0.54
                                                         -------      -------    -------       ------
Distributions:
  Net investment income..............................      (0.26)       (0.46)     (0.43)       (0.22)
  Net realized gains.................................      (0.08)       (0.13)     (0.10)          --
                                                         -------      -------    -------       ------
     Total Distributions.............................      (0.34)       (0.59)     (0.53)       (0.22)
                                                         -------      -------    -------       ------
NET ASSET VALUE, END OF PERIOD.......................    $ 11.08      $ 11.18    $ 11.04       $10.32
                                                         =======      =======    =======       ======
Total Return (Excludes Sales Charge).................       2.15%(b)     6.77%     12.38%        5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $34,449      $29,714    $12,538       $1,299
  Ratio of expenses to average net assets............       0.45%(c)     0.45%      0.45%        0.47%(c)
  Ratio of net investment income to average net
     assets..........................................       4.63%(c)     4.07%      4.12%        4.76%(c)
  Ratio of expenses to average net assets*...........       0.66%(c)     0.67%      0.82%        3.05%(c)
  Ratio of net investment income to average net
     assets*.........................................       4.42%(c)     3.85%      3.75%        2.18%(c)
  Portfolio turnover (d).............................       9.47%        9.73%      3.22%       28.46%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTOR CONSERVATIVE GROWTH FUND
                                                       -------------------------------------------------
                                                                            CLASS B
                                                       -------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                          ENDED        ENDED      ENDED     1996 THROUGH
                                                       DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                           1999         1999       1998       1997 (a)
                                                       ------------   --------   --------   ------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  11.19     $  11.05   $ 10.33       $10.00
                                                         --------     --------   -------       ------
Investment Activities:
  Net investment income (loss).......................        0.21         0.36      0.37         0.19
  Net realized and unrealized gains (losses) from
     investments.....................................       (0.03)        0.29      0.81         0.33
                                                         --------     --------   -------       ------
     Total from Investment Activities................        0.18         0.65      1.18         0.52
                                                         --------     --------   -------       ------
Distributions:
  Net investment income..............................       (0.21)       (0.38)    (0.36)       (0.19)
  Net realized gains.................................       (0.08)       (0.13)    (0.10)          --
                                                         --------     --------   -------       ------
     Total Distributions.............................       (0.29)       (0.51)    (0.46)       (0.19)
                                                         --------     --------   -------       ------
NET ASSET VALUE, END OF PERIOD.......................    $  11.08     $  11.19   $ 11.05       $10.33
                                                         ========     ========   =======       ======
Total Return (Excludes Sales Charge).................        1.68%(b)     6.10%    11.53%        5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..................    $129,190     $121,348   $39,489       $2,616
  Ratio of expenses to average net assets............        1.20%(c)     1.20%     1.20%        1.21%(c)
  Ratio of net investment income to average net
     assets..........................................        3.86%(c)     3.33%     3.37%        4.06%(c)
  Ratio of expenses to average net assets*...........        1.31%(c)     1.32%     1.47%        3.52%(c)
  Ratio of net investment income to average net
     assets*.........................................        3.75%(c)     3.21%     3.10%        1.75%(c)
  Portfolio turnover (d).............................        9.47%        9.73%     3.22%       28.46%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INVESTOR CONSERVATIVE GROWTH FUND
                                                              ----------------------------------------
                                                                              CLASS C
                                                              ----------------------------------------
                                                               SIX MONTHS       YEAR        JULY 1,
                                                                 ENDED         ENDED      1997 THROUGH
                                                              DECEMBER 31,    JUNE 30,      JUNE 30,
                                                                  1999          1999        1998 (a)
                                                              ------------    --------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $11.17        $11.03        $10.33
                                                                 ------        ------        ------
Investment Activities:
  Net investment income (loss)..............................       0.21          0.36          0.35
  Net realized and unrealized gains (losses) from
     investments............................................      (0.03)         0.29          0.81
                                                                 ------        ------        ------
     Total from Investment Activities.......................       0.18          0.65          1.16
                                                                 ------        ------        ------
Distributions:
  Net investment income.....................................      (0.21)        (0.38)        (0.36)
  Net realized gains........................................      (0.08)        (0.13)        (0.10)
                                                                 ------        ------        ------
     Total Distributions....................................      (0.29)        (0.51)        (0.46)
                                                                 ------        ------        ------
NET ASSET VALUE, END OF PERIOD..............................     $11.06        $11.17        $11.03
                                                                 ======        ======        ======
Total Return (Excludes Sales Charge)........................       1.68%(b)      6.00%        11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $9,540        $8,742        $3,788
  Ratio of expenses to average net assets...................       1.20%(c)      1.20%         1.20%
  Ratio of net investment income to average net assets......       3.86%(c)      3.32%         3.39%
  Ratio of expenses to average net assets*..................       1.31%(c)      1.33%         1.47%
  Ratio of net investment income to average net assets*.....       3.75%(c)      3.19%         3.12%
  Portfolio turnover (d)....................................       9.47%         9.73%         3.22%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR BALANCED FUND
                                                      -------------------------------------------------
                                                                           CLASS I
                                                      -------------------------------------------------
                                                       SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                         ENDED        ENDED      ENDED     1996 THROUGH
                                                      DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                          1999         1999       1998       1997 (a)
                                                      ------------   --------   --------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................    $ 12.24      $ 11.81    $ 10.63      $ 10.00
                                                        -------      -------    -------      -------
Investment Activities:
  Net investment income (loss)......................       0.27         0.47       0.37         0.21
  Net realized and unrealized gains (losses) from
     investments....................................       0.23         0.79       1.39         0.63
                                                        -------      -------    -------      -------
     Total from Investment Activities...............       0.50         1.26       1.76         0.84
                                                        -------      -------    -------      -------
Distributions:
  Net investment income.............................      (0.28)       (0.51)     (0.36)       (0.21)
  Net realized gains................................      (0.03)       (0.32)     (0.22)          --
                                                        -------      -------    -------      -------
     Total Distributions............................      (0.31)       (0.83)     (0.58)       (0.21)
                                                        -------      -------    -------      -------
NET ASSET VALUE,
  END OF PERIOD.....................................    $ 12.43      $ 12.24    $ 11.81      $ 10.63
                                                        =======      =======    =======      =======
Total Return........................................       4.20%(b)    11.16%     17.02%        8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $86,110      $84,447    $93,557      $72,155
  Ratio of expenses to average net assets...........       0.20%(c)     0.20%      0.20%        0.20%(c)
  Ratio of net investment income to average net
     assets.........................................       4.66%(c)     3.85%      3.31%        3.84%(c)
  Ratio of expenses to average net assets*..........       0.26%(c)     0.26%      0.32%        0.56%(c)
  Ratio of net investment income to average net
     assets*........................................       4.60%(c)     3.79%      3.19%        3.48%(c)
  Portfolio turnover (d)............................       7.36%       13.51%      9.71%       12.20%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR BALANCED FUND
                                                      -------------------------------------------------
                                                                           CLASS A
                                                      -------------------------------------------------
                                                       SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                         ENDED        ENDED      ENDED     1996 THROUGH
                                                      DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                          1999         1999       1998       1997 (a)
                                                      ------------   --------   --------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................    $  12.24     $  11.83   $ 10.66       $10.00
                                                        --------     --------   -------       ------
Investment Activities:
  Net investment income (loss)......................        0.27         0.42      0.34         0.17
  Net realized and unrealized gains (losses) from
     investments....................................        0.23         0.79      1.39         0.66
                                                        --------     --------   -------       ------
     Total from Investment Activities...............        0.50         1.21      1.73         0.83
                                                        --------     --------   -------       ------
Distributions:
  Net investment income.............................       (0.27)       (0.48)    (0.34)       (0.17)
  Net realized gains................................       (0.03)       (0.32)    (0.22)          --
                                                        --------     --------   -------       ------
     Total Distributions............................       (0.30)       (0.80)    (0.56)       (0.17)
                                                        --------     --------   -------       ------
NET ASSET VALUE,
  END OF PERIOD.....................................    $  12.44     $  12.24   $ 11.83       $10.66
                                                        ========     ========   =======       ======
Total Return (Excludes Sales Charge)................        4.17%(b)    10.70%    16.62%        8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $213,852     $177,336   $32,605       $2,176
  Ratio of expenses to average net assets...........        0.45%(c)     0.45%     0.45%        0.47%(c)
  Ratio of net investment income to average net
     assets.........................................        4.67%(c)     3.27%     3.01%        3.78%(c)
  Ratio of expenses to average net assets*..........        0.61%(c)     0.61%     0.66%        1.12%(c)
  Ratio of net investment income to average net
     assets*........................................        4.51%(c)     3.11%     2.80%        3.13%(c)
  Portfolio turnover (d)............................        7.36%       13.51%     9.71%       12.20%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR BALANCED FUND
                                                      -------------------------------------------------
                                                                           CLASS B
                                                      -------------------------------------------------
                                                       SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                         ENDED        ENDED      ENDED     1996 THROUGH
                                                      DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                          1999         1999       1998       1997 (a)
                                                      ------------   --------   --------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................    $  12.24     $  11.82   $ 10.65       $10.00
                                                        --------     --------   -------       ------
Investment Activities:
  Net investment income (loss)......................        0.22         0.33      0.26         0.16
  Net realized and unrealized gains (losses) from
     investments....................................        0.22         0.81      1.39         0.65
                                                        --------     --------   -------       ------
     Total from Investment Activities...............        0.44         1.14      1.65         0.81
                                                        --------     --------   -------       ------
Distributions:
  Net investment income.............................       (0.22)       (0.40)    (0.26)       (0.16)
  Net realized gains................................       (0.03)       (0.32)    (0.22)          --
                                                        --------     --------   -------       ------
     Total Distributions............................       (0.25)       (0.72)    (0.48)       (0.16)
                                                        --------     --------   -------       ------
NET ASSET VALUE,
  END OF PERIOD.....................................    $  12.43     $  12.24   $ 11.82       $10.65
                                                        ========     ========   =======       ======
Total Return (Excludes Sales Charge)................        3.69%(b)    10.01%    15.85%        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $279,405     $229,671   $70,463       $5,672
  Ratio of expenses to average net assets...........        1.20%(c)     1.20%     1.20%        1.22%(c)
  Ratio of net investment income to average net
     assets.........................................        3.81%(c)     2.78%     2.26%        2.93%(c)
  Ratio of expenses to average net assets*..........        1.26%(c)     1.26%     1.31%        1.73%(c)
  Ratio of net investment income to average net
     assets*........................................        3.75%(c)     2.72%     2.15%        2.42%(c)
  Portfolio turnover (d)............................        7.36%       13.51%     9.71%       12.20%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR BALANCED FUND
                                                              ----------------------------------------
                                                                              CLASS C
                                                              ----------------------------------------
                                                               SIX MONTHS       YEAR        JULY 1,
                                                                 ENDED         ENDED      1997 THROUGH
                                                              DECEMBER 31,    JUNE 30,      JUNE 30,
                                                                  1999          1999        1998 (a)
                                                              ------------    --------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 12.19       $ 11.77        $10.63
                                                                -------       -------        ------
Investment Activities:
  Net investment income (loss)..............................       0.22          0.32          0.26
  Net realized and unrealized gains (losses) from
     investments............................................       0.22          0.81          1.37
                                                                -------       -------        ------
     Total from Investment Activities.......................       0.44          1.13          1.63
                                                                -------       -------        ------
Distributions:
  Net investment income.....................................      (0.22)        (0.39)        (0.27)
  Net realized gains........................................      (0.03)        (0.32)        (0.22)
                                                                -------       -------        ------
     Total Distributions....................................      (0.25)        (0.71)        (0.49)
                                                                -------       -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 12.38       $ 12.19        $11.77
                                                                =======       =======        ======
Total Return (Excludes Sales Charge)........................       3.71%(b)     10.04%        15.66%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $18,478       $14,963        $6,653
  Ratio of expenses to average net assets...................       1.20%(c)      1.20%         1.20%
  Ratio of net investment income to average net assets......       3.85%(c)      2.85%         2.24%
  Ratio of expenses to average net assets*..................       1.26%(c)      1.26%         1.30%
  Ratio of net investment income to average net assets*.....       3.79%(c)      2.79%         2.14%
  Portfolio turnover (d)....................................       7.36%        13.51%         9.71%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTOR GROWTH & INCOME FUND
                                                     -------------------------------------------------
                                                                          CLASS I
                                                     -------------------------------------------------
                                                      SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                        ENDED        ENDED      ENDED     1996 THROUGH
                                                     DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                         1999         1999       1998       1997 (a)
                                                     ------------   --------   --------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................    $  13.29     $  12.57   $ 10.93      $ 10.00
                                                       --------     --------   -------      -------
Investment Activities:
  Net investment income (loss).....................        0.28         0.35      0.25         0.15
  Net realized and unrealized gains (losses) from
     investments...................................        0.44         1.32      1.92         0.93
                                                       --------     --------   -------      -------
     Total from Investment Activities..............        0.72         1.67      2.17         1.08
                                                       --------     --------   -------      -------
Distributions:
  Net investment income............................       (0.28)       (0.48)    (0.25)       (0.15)
  Net realized gains...............................       (0.09)       (0.47)    (0.28)          --
                                                       --------     --------   -------      -------
     Total Distributions...........................       (0.37)       (0.95)    (0.53)       (0.15)
                                                       --------     --------   -------      -------
NET ASSET VALUE,
  END OF PERIOD....................................    $  13.64     $  13.29   $ 12.57      $ 10.93
                                                       ========     ========   =======      =======
Total Return.......................................        5.49%(b)    14.11%    20.34%       10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)................    $210,057     $209,770   $98,060      $43,660
  Ratio of expenses to average net assets..........        0.20%(c)     0.20%     0.20%        0.20%(c)
  Ratio of net investment income to average net
     assets........................................        4.21%(c)     3.70%     2.17%        2.78%(c)
  Ratio of expenses to average net assets*.........        0.28%(c)     0.27%     0.34%        0.66%(c)
  Ratio of net investment income to average net
     assets*.......................................        4.13%(c)     3.63%     2.03%        2.32%(c)
  Portfolio turnover (d)...........................       13.64%       17.87%    11.38%       18.07%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR GROWTH & INCOME FUND
                                                      -------------------------------------------------
                                                                           CLASS A
                                                      -------------------------------------------------
                                                       SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                         ENDED        ENDED      ENDED     1996 THROUGH
                                                      DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                          1999         1999       1998       1997 (a)
                                                      ------------   --------   --------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................    $  13.40     $  12.69   $ 11.02       $10.00
                                                        --------     --------   -------       ------
Investment Activities:
  Net investment income (loss)......................        0.26         0.36      0.22         0.12
  Net realized and unrealized gains (losses) from
     investments....................................        0.45         1.27      1.95         1.02
                                                        --------     --------   -------       ------
     Total from Investment Activities...............        0.71         1.63      2.17         1.14
                                                        --------     --------   -------       ------
Distributions:
  Net investment income.............................       (0.26)       (0.45)    (0.22)       (0.12)
  Net realized gains................................       (0.09)       (0.47)    (0.28)          --
                                                        --------     --------   -------       ------
     Total Distributions............................       (0.35)       (0.92)    (0.50)       (0.12)
                                                        --------     --------   -------       ------
NET ASSET VALUE,
  END OF PERIOD.....................................    $  13.76     $  13.40   $ 12.69       $11.02
                                                        ========     ========   =======       ======
Total Return (Excludes Sales Charge)................        5.39%(b)    13.62%    20.18%       11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $271,460     $245,151   $39,874       $4,262
  Ratio of expenses to average net assets...........        0.45%(c)     0.45%     0.45%        0.46%(c)
  Ratio of net investment income to average net
     assets.........................................        4.09%(c)     1.54%     1.91%        2.67%(c)
  Ratio of expenses to average net assets*..........        0.63%(c)     0.62%     0.67%        1.26%(c)
  Ratio of net investment income to average net
     assets*........................................        3.91%(c)     1.37%     1.69%        1.87%(c)
  Portfolio turnover (d)............................       13.64%       17.87%    11.38%       18.07%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR GROWTH & INCOME FUND
                                                      -------------------------------------------------
                                                                           CLASS B
                                                      -------------------------------------------------
                                                       SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                         ENDED        ENDED      ENDED     1996 THROUGH
                                                      DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                          1999         1999       1998       1997 (a)
                                                      ------------   --------   --------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................    $  13.36     $  12.64   $ 11.00       $10.00
                                                        --------     --------   -------       ------
Investment Activities:
  Net investment income (loss)......................        0.22         0.26      0.14         0.09
  Net realized and unrealized gains (losses) from
     investments....................................        0.44         1.29      1.92         1.00
                                                        --------     --------   -------       ------
     Total from Investment Activities...............        0.66         1.55      2.06         1.09
                                                        --------     --------   -------       ------
Distributions:
  Net investment income.............................       (0.22)       (0.36)    (0.14)       (0.09)
  Net realized gains................................       (0.09)       (0.47)    (0.28)          --
                                                        --------     --------   -------       ------
     Total Distributions............................       (0.31)       (0.83)    (0.42)       (0.09)
                                                        --------     --------   -------       ------
NET ASSET VALUE,
  END OF PERIOD.....................................    $  13.71     $  13.36   $ 12.64       $11.00
                                                        ========     ========   =======       ======
Total Return (Excludes Sales Charge)................        4.95%(b)    12.93%    19.13%       11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).................    $283,176     $221,088   $85,468       $8,896
  Ratio of expenses to average net assets...........        1.20%(c)     1.20%     1.20%        1.21%(c)
  Ratio of net investment income to average net
     assets.........................................        3.43%(c)     2.12%     1.15%        1.94%(c)
  Ratio of expenses to average net assets*..........        1.28%(c)     1.27%     1.32%        1.89%(c)
  Ratio of net investment income to average net
     assets*........................................        3.35%(c)     2.05%     1.03%        1.26%(c)
  Portfolio turnover (d)............................       13.64%       17.87%    11.38%       18.07%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH & INCOME FUND
                                                              ----------------------------------------
                                                                              CLASS C
                                                              ----------------------------------------
                                                               SIX MONTHS       YEAR        JULY 1,
                                                                 ENDED         ENDED      1997 THROUGH
                                                              DECEMBER 31,    JUNE 30,      JUNE 30,
                                                                  1999          1999        1998 (a)
                                                              ------------    --------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 13.25       $ 12.54        $10.93
                                                                -------       -------        ------
Investment Activities:
  Net investment income (loss)..............................       0.22          0.26          0.14
  Net realized and unrealized gains (losses) from
     investments............................................       0.45          1.28          1.90
                                                                -------       -------        ------
     Total from Investment Activities.......................       0.67          1.54          2.04
                                                                -------       -------        ------
Distributions:
  Net investment income.....................................      (0.22)        (0.36)        (0.15)
  Net realized gains........................................      (0.09)        (0.47)        (0.28)
                                                                -------       -------        ------
     Total Distributions....................................      (0.31)        (0.83)        (0.43)
                                                                -------       -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 13.61       $ 13.25        $12.54
                                                                =======       =======        ======
Total Return (Excludes Sales Charge)........................       5.07%(b)     12.94%        19.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $16,006       $12,347        $6,429
  Ratio of expenses to average net assets...................       1.20%(c)      1.20%         1.20%
  Ratio of net investment income to average net assets......       3.50%(c)      2.20%         1.14%
  Ratio of expenses to average net assets*..................       1.28%(c)      1.27%         1.31%
  Ratio of net investment income to average net assets*.....       3.42%(c)      2.13%         1.03%
  Portfolio turnover (d)....................................      13.64%        17.87%        11.38%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH FUND
                                                     -------------------------------------------------
                                                                          CLASS I
                                                     -------------------------------------------------
                                                      SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                        ENDED        ENDED      ENDED     1996 THROUGH
                                                     DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                         1999         1999       1998       1997 (a)
                                                     ------------   --------   --------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................    $  14.39     $  13.39   $ 11.25      $ 10.00
                                                       --------     --------   -------      -------
Investment Activities:
  Net investment income (loss).....................        0.30         0.32      0.12         0.09
  Net realized and unrealized gains (losses) from
     investments...................................        0.71         1.77      2.49         1.25
                                                       --------     --------   -------      -------
     Total from Investment Activities..............        1.01         2.09      2.61         1.34
                                                       --------     --------   -------      -------
Distributions:
  Net investment income............................       (0.29)       (0.43)    (0.12)       (0.09)
  Net realized gains...............................       (0.16)       (0.66)    (0.35)          --
                                                       --------     --------   -------      -------
     Total Distributions...........................       (0.45)       (1.09)    (0.47)       (0.09)
                                                       --------     --------   -------      -------
NET ASSET VALUE,
  END OF PERIOD....................................    $  14.95     $  14.39   $ 13.39      $ 11.25
                                                       ========     ========   =======      =======
Total Return.......................................        7.05%(b)    16.84%    23.81%       13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)................    $106,314     $100,566   $86,355      $31,318
  Ratio of expenses to average net assets..........        0.20%(c)     0.20%     0.20%        0.20%(c)
  Ratio of net investment income to average net
     assets........................................        4.18%(c)     2.57%     1.04%        1.70%(c)
  Ratio of expenses to average net assets*.........        0.30%(c)     0.31%     0.36%        0.77%(c)
  Ratio of net investment income to average net
     assets*.......................................        4.08%(c)     2.46%     0.88%        1.13%(c)
  Portfolio turnover (d)...........................       13.84%       14.62%     4.05%       18.49%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH FUND
                                                     -------------------------------------------------
                                                                          CLASS A
                                                     -------------------------------------------------
                                                      SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                        ENDED        ENDED      ENDED     1996 THROUGH
                                                     DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                         1999         1999       1998       1997 (a)
                                                     ------------   --------   --------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................    $  14.30     $  13.33   $ 11.21       $10.00
                                                       --------     --------   -------       ------
Investment Activities:
  Net investment income (loss).....................        0.28         0.29      0.10         0.07
  Net realized and unrealized gains (losses) from
     investments...................................        0.72         1.74      2.47         1.21
                                                       --------     --------   -------       ------
     Total from Investment Activities..............        1.00         2.03      2.57         1.28
                                                       --------     --------   -------       ------
Distributions:
  Net investment income............................       (0.27)       (0.40)    (0.10)       (0.07)
  Net realized gains...............................       (0.16)       (0.66)    (0.35)          --
                                                       --------     --------   -------       ------
     Total Distributions...........................       (0.43)       (1.06)    (0.45)       (0.07)
                                                       --------     --------   -------       ------
NET ASSET VALUE,
  END OF PERIOD....................................    $  14.87     $  14.30   $ 13.33       $11.21
                                                       ========     ========   =======       ======
Total Return (Excludes Sales Charge)...............        7.05%(b)    16.40%    23.44%       12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)................    $118,566     $100,789   $55,057       $4,439
  Ratio of expenses to average net assets..........        0.45%(c)     0.45%     0.45%        0.46%(c)
  Ratio of net investment income to average net
     assets........................................        4.17%(c)     2.08%     0.78%        1.82%(c)
  Ratio of expenses to average net assets*.........        0.65%(c)     0.66%     0.70%        1.62%(c)
  Ratio of net investment income to average net
     assets*.......................................        3.97%(c)     1.87%     0.53%        0.66%(c)
  Portfolio turnover (d)...........................       13.84%       14.62%     4.05%       18.49%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH FUND
                                                     -------------------------------------------------
                                                                          CLASS B
                                                     -------------------------------------------------
                                                      SIX MONTHS      YEAR       YEAR     DECEMBER 10,
                                                        ENDED        ENDED      ENDED     1996 THROUGH
                                                     DECEMBER 31,   JUNE 30,   JUNE 30,     JUNE 30,
                                                         1999         1999       1998       1997 (a)
                                                     ------------   --------   --------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................    $  14.44     $  13.47   $ 11.34       $10.00
                                                       --------     --------   -------       ------
Investment Activities:
  Net investment income (loss).....................        0.24         0.20      0.02         0.04
  Net realized and unrealized gains (losses) from
     investments...................................        0.70         1.76      2.48         1.34
                                                       --------     --------   -------       ------
     Total from Investment Activities..............        0.94         1.96      2.50         1.38
                                                       --------     --------   -------       ------
Distributions:
  Net investment income............................       (0.24)       (0.33)    (0.02)       (0.04)
  Net realized gains...............................       (0.16)       (0.66)    (0.35)          --
                                                       --------     --------   -------       ------
     Total Distributions...........................       (0.40)       (0.99)    (0.37)       (0.04)
                                                       --------     --------   -------       ------
NET ASSET VALUE,
  END OF PERIOD....................................    $  14.98     $  14.44   $ 13.47       $11.34
                                                       ========     ========   =======       ======
Total Return (Excludes Sales Charge)...............        6.49%(b)    15.57%    22.52%       13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)................    $220,870     $168,823   $70,515       $7,651
  Ratio of expenses to average net assets..........        1.20%(c)     1.20%     1.20%        1.20%(c)
  Ratio of net investment income to average net
     assets........................................        3.50%(c)     1.44%     0.04%        0.97%(c)
  Ratio of expenses to average net assets*.........        1.30%(c)     1.31%     1.35%        2.18%(c)
  Ratio of net investment income to average net
     assets*.......................................        3.40%(c)     1.33%    (0.11)%      (0.01)%(c)
  Portfolio turnover (d)...........................       13.84%       14.62%     4.05%       18.49%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR GROWTH FUND
                                                              ----------------------------------------
                                                                              CLASS C
                                                              ----------------------------------------
                                                               SIX MONTHS       YEAR        JULY 1,
                                                                 ENDED         ENDED      1997 THROUGH
                                                              DECEMBER 31,    JUNE 30,      JUNE 30,
                                                                  1999          1999        1998 (a)
                                                              ------------    --------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 14.30       $ 13.34        $11.25
                                                                -------       -------        ------
Investment Activities:
  Net investment income (loss)..............................       0.24          0.18          0.02
  Net realized and unrealized gains (losses) from
     investments............................................       0.69          1.77          2.45
                                                                -------       -------        ------
     Total from Investment Activities.......................       0.93          1.95          2.47
                                                                -------       -------        ------
Distributions:
  Net investment income.....................................      (0.24)        (0.33)        (0.03)
  Net realized gains........................................      (0.16)        (0.66)        (0.35)
                                                                -------       -------        ------
     Total Distributions....................................      (0.40)        (0.99)        (0.38)
                                                                -------       -------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 14.83       $ 14.30        $13.34
                                                                =======       =======        ======
Total Return (Excludes Sales Charge)........................       6.48%(b)     15.65%        22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $17,491       $15,071        $8,772
  Ratio of expenses to average net assets...................       1.20%(c)      1.20%         1.20%
  Ratio of net investment income to average net assets......       3.41%(c)      1.50%         0.04%
  Ratio of expenses to average net assets*..................       1.30%(c)      1.31%         1.35%
  Ratio of net investment income to average net assets*.....       3.31%(c)      1.39%        (0.11)%
  Portfolio turnover (d)....................................      13.84%        14.62%         4.05%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                 FUND                                            OBJECTIVE
                 ----                                            ---------
   Investor Conservative Growth Fund    Seeks income and capital appreciation by investing primarily in a diversified group of One Group Mutual Funds which
                                         invest primarily in fixed income and equity securities.

   Investor Balanced Fund               Seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of
                                         One Group Mutual Funds which invest primarily in equity and fixed income securities.

   Investor Growth & Income Fund        Seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group
                                         Mutual Funds which invest primarily in equity securities.

   Investor Growth Fund                 Seeks long-term capital appreciation by investing primarily in a diversified group of One Group Mutual Funds which
                                         invest primarily in equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly for the Funds, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when fund assets exceed $1 billion. The Advisor also serves as sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each fund are offered without distribution fees. For the period ended December 31, 1999, the Distributor received $3,671,460 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $3,615,189 to affiliated broker-dealers of the funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1999, fees in the following amounts were waived (amounts in thousands):

                                                               INVESTMENT                       12B-1 FEES
                                                              ADVISORY FEES   ADMINISTRATION      WAIVED
                                                                 WAIVED         FEES WAIVED      CLASS A
                                                              -------------   ---------------   ----------
   Investor Conservative Growth Fund........................       $24             $ 95            $ 17
   Investor Balanced Fund...................................        64              108              93
   Investor Growth & Income Fund............................        85              213             125
   Investor Growth Fund.....................................        50              170              53

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 1999 were as follows (amounts in thousands):

                                                                 PURCHASES     SALES
                                                                 ---------    -------
   Investor Conservative Growth Fund...........................  $ 41,816     $19,023
   Investor Balanced Fund......................................   135,694      38,274
   Investor Growth & Income Fund...............................   177,323      95,502
   Investor Growth Fund........................................   109,608      55,339

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all Funds.

   During the six months ended December 31, 1999, there were no borrowings by the Funds under the Agreement.

7. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 21, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                                                               AFTER
                                                              BEFORE REORGANIZATION        REORGANIZATION
                                                          ------------------------------   --------------
                                                            PEGASUS MANAGED     INVESTOR      INVESTOR
                                                          ASSETS CONSERVATIVE   BALANCED      BALANCED
                                                                 FUND             FUND          FUND
                                                          -------------------   --------   --------------
   Shares...............................................         10,038           25,605        37,066
   Net assets...........................................       $137,280         $306,589      $443,869
   Net asset value:
     Class I............................................          13.73            11.98         11.98
     Class A............................................          13.67            11.98         11.98
     Class B............................................          13.68            11.97         11.97
     Class C............................................             --            11.92         11.92
   Unrealized appreciation..............................         (3,150)          19,523        16,373

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                   AFTER
                                                                BEFORE REORGANIZATION         REORGANIZATION
                                                          ---------------------------------   ---------------
                                                          PEGASUS MANAGED      INVESTOR          INVESTOR
                                                          ASSETS BALANCED   GROWTH & INCOME   GROWTH & INCOME
                                                               FUND              FUND              FUND
                                                          ---------------   ---------------   ---------------
   Shares...............................................       25,159            27,223            48,058
   Net assets...........................................     $266,732          $347,797          $614,529
   Net asset value:
     Class I............................................        10.50             12.73             12.73
     Class A............................................        10.53             12.84             12.84
     Class B............................................        11.96             12.79             12.79
     Class C............................................           --             12.69             12.69
   Unrealized appreciation..............................      (11,652)           25,486            13,834

                                                                                           AFTER
                                                            BEFORE REORGANIZATION      REORGANIZATION
                                                          --------------------------   --------------
                                                          PEGASUS MANAGED   INVESTOR      INVESTOR
                                                           ASSETS GROWTH     GROWTH        GROWTH
                                                               FUND           FUND          FUND
                                                          ---------------   --------   --------------
   Shares...............................................        2,740         22,356        24,529
   Net assets...........................................      $29,200       $300,776      $329,976
   Net asset value:
     Class I............................................        10.79          13.45         13.45
     Class A............................................        10.73          13.37         13.37
     Class B............................................        10.55          13.52         13.52
     Class C............................................           --          13.38         13.38
   Unrealized appreciation..............................       (1,306)        22,458        21,152

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
One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Past
performance is no guarantee of
future results.




BANC ONE
INVESTMENT
ADVISORS
CORPORATION

TOG-F-044 (2/00)                               [BANK ONE LOGO]